Segment reporting	6 Months Ended
Jun. 30, 2026
Operating Segments [Abstract]
Segment reporting	Segment reporting
The Chief Operating Decision Maker (“CODM”) of the Company considers there to be one reporting and operating segment, being “Frozen” which is reflected in the segment presentation below for the periods presented. The CODM primarily uses “Adjusted EBITDA”, as the key measure of the segment’s results, which is considered non-IFRS financial information.

Segment Adjusted EBITDA

		For the three months ended June 30,		For the six months ended June 30,
		2026	2025	2026	2025
	Note	€m	€m	€m	€m
Profit for the period		48.5	57.1	77.4	89.8
Taxation		11.6	13.5	18.0	20.5
Net financing costs	6	28.5	16.9	49.9	51.0
Depreciation & amortization		25.9	26.3	50.2	50.3
Exceptional items	5	13.0	14.9	22.9	32.0
Other add-backs		(3.8)	0.6	(2.1)	5.8
Adjusted EBITDA		123.7	129.3	216.3	249.4

Other add-backs include the elimination of share-based payment credit and related employer payroll tax of €4.0 million for the three months ended June 30, 2026 (2025: charges of €0.4 million) and a credit of €2.6 million for the six month period to June 30, 2026 (2025: charges of €5.3 million), as well as the elimination of non-operating M&A related costs, professional fees and transaction costs of €0.2 million for the three months ended June 30, 2026 (2025: €0.2 million) and €0.5 million for the six month period to June 30, 2026 (2025: €0.5 million). We exclude these costs because we do not believe they are indicative of our normal operating costs, can vary significantly in amount and frequency, and are unrelated to our underlying operating performance.

No information on segment assets or liabilities is presented to the CODM.

External revenue by geography

	For the three months ended June 30,		For the six months ended June 30,
	2026	2025	2026	2025
	€m	€m	€m	€m
United Kingdom	188.2	196.9	386.0	416.2
Italy	77.8	78.3	176.0	188.2
Germany	75.7	84.3	172.0	190.3
France	46.7	50.3	91.7	102.4
Croatia	48.0	47.7	70.4	67.5
Sweden	33.7	33.9	68.3	69.4
Serbia	48.5	51.3	69.7	72.6
Austria	29.2	28.7	65.0	65.7
Norway	29.5	27.7	64.0	58.3
Spain	18.6	20.0	37.9	40.3
Switzerland	17.1	17.4	37.0	36.5
Rest of Europe	110.7	110.4	200.9	199.6
Total external revenue by geography	723.7	746.9	1,438.9	1,507.0